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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2002

Check here if Amendment [_]; Amendment Number: ________

         This Amendment (Check only one.): [_] is a restatement.
                                           [_] adds new holdings entries.

Institutional Investment Manger Filing this Report:

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
                    Name:    Trent Capital Management, Inc.
                             -------------------------
                    Address: 3150 North Elm Street
                             -------------------------
                             Suite 204
                             -------------------------
                             Greensboro, NC 27408
                             -------------------------

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that al required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

                         Name:. David Labiak
                                -----------------------
                         Title: Chief Financial Officer
                                -----------------------
                         Phone: (336) 282-9302
                                -----------------------
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Signature, Place, and Date of Signing:

                              Greensboro, North
    /s/  David Labiak              Carolina                May 12, 2004
    -----------------              --------                ------------
       [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included                    None
  Managers:                             ---------------

Form 13F Information Table Entry Total: 41
                                        ---------------

Form 13F Information Table Value Total: 87,530
                                        ---------------
                                           (thousands)

List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

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
                                                                                       Voting Authority
                       Title of           Value in                Investment  Other   -------------------
    Name of Issuer      Class     CUSIP   (x$1000) Shares  SH/PRN Discretion Managers  Sole   Shared None
    --------------     -------- --------- -------- ------- ------ ---------- -------- ------- ------ ----
Alliance Capital......   COM    01855A101  1,187    34,666   SH      Sole              34,666
American Express......   COM    025816109  4,220   116,184   SH      Sole             116,184
AOL Time Warner.......   COM    887317105  2,020   137,316   SH      Sole             137,316
Applied Materials.....   COM    038222105    224    11,800   SH      Sole              11,800
Bristol-Myers Squibb..   COM    110122108  2,086    81,180   SH      Sole              81,180
Caterpillar...........   COM    149123101  2,978    60,839   SH      Sole              60,839
Central Parking.......   COM    154785109  4,021   175,953   SH      Sole             175,953
CenturyTel............   COM    156700106  2,571    87,151   SH      Sole              87,151
Cisco Systems.........   COM    17275R102  1,899   136,155   SH      Sole             136,155
Citigroup.............   COM    172967101  3,205    82,718   SH      Sole              82,718
Claire's Stores.......   COM    179584107  2,969   129,658   SH      Sole             129,658
Clear Channel.........   COM    184502102  1,889    58,989   SH      Sole              58,989
Dana..................   COM    235811106  2,446   131,994   SH      Sole             131,994
Dollar General........   COM    256669102  3,669   192,803   SH      Sole             192,803
Equifax...............   COM    294429105  2,493    92,339   SH      Sole              92,339
Ericsson Comm.........   COM    294821608     74    51,071   SH      Sole              51,071
Fannie Mae............   COM    313586109    977    13,244   SH      Sole              13,244
Freddie Mac...........   COM    313400301  2,461    40,211   SH      Sole              40,211
Gillette..............   COM    375766102  2,724    80,431   SH      Sole              80,431
H.J. Heinz............   COM    423074103  3,217    78,269   SH      Sole              78,269
Hasbro................   COM    418056107  2,593   191,226   SH      Sole             191,226
Hewlett-Packard.......   COM    428236103  1,472    96,309   SH      Sole              96,309
Highwoods Properties..   COM    431284108    291    11,180   SH      Sole              11,180
Honeywell.............   COM    438516106  2,202    62,505   SH      Sole              62,505
Household Int'l.......   COM    441815107  2,154    43,345   SH      Sole              43,345
Intel.................   COM    458140100  1,125    61,602   SH      Sole              61,602
Interpublic Group.....   COM    460690100  2,523   101,893   SH      Sole             101,893
ITXC..................   COM    45069F109    203    39,000   SH      Sole              39,000
Liberty Property Trust   COM    531172104    245     7,000   SH      Sole               7,000
McDonald's............   COM    580135101  2,717    95,485   SH      Sole              95,485

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
Merck............. COM 589331107 3,325  65,666 SH  Sole         65,666
Newell Rubbermaid. COM 651229106 4,617 131,688 SH  Sole        131,688
Nokia............. COM 654902204 3,017 208,359 SH  Sole        208,359
PerkinElmer....... COM 714046109 2,017 182,489 SH  Sole        182,489
Pharmanetics...... COM 71713J107 1,498 302,067 SH  Sole        302,067
PNC Financial..... COM 693475105 2,392  45,759 SH  Sole         45,759
Qualcomm.......... COM 747525103   381  13,844 SH  Sole         13,844
Servicemaster..... COM 81760N109 4,466 325,527 SH  Sole        325,527
Sherwin-Williams.. COM 824348106 2,831  94,590 SH  Sole         94,590
Skyworks Solutions COM 83088M102    65  11,700 SH  Sole         11,700
Tellabs........... COM 879664100    66  10,600 SH  Sole         10,600